Summary of Significant Accounting Policies (Details) - Schedule of Intangible Asset Classes for Amortization Periods	Aug. 31, 2023
Trademarks and brand names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	10 years
Core curriculum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	10 years
Customer relationship, backlog and student base [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	7 months 6 days
Customer relationship, backlog and student base [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	7 years
Non-compete agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	4 years
Non-compete agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	8 years